Fair Value Measurements - Common stock warrant liability (Details) - Evolv Technologies Holdings Inc [Member] - Common Stock Warrant $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1
Change in fair value	736
Balance at ending	$ 737